Pensions and other post-retirement benefits - Schedule of reconciliation of the net defined benefit asset (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Employee Benefits [Abstract]
Opening net defined benefit asset	£ 1,916	£ 1,814
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(25)	(29)
Employer contributions	62	81
Remeasurements and foreign exchange	260	18
Other movements	2	(9)
Adjustments for restrictions on the defined benefit asset	(140)	0
Closing net defined benefit asset	£ 2,075	£ 1,875